Employee Benefit Plans (Estimated Amortized Net Periodic Benefit For 2012) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income Before Reclassifications [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss	$ 1,214
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	23
Unrecognized net actuarial loss	2
Total	25
Other Benefits [Member] | Other Comprehensive Income Before Reclassifications [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss	45
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	20
Unrecognized net actuarial loss	2
Total	$ 22